Shareholders' Equity - Bonus share movements (in number of shares issuable upon exercise) (Details) € / shares in Units, € in Thousands												12 Months Ended
	Dec. 08, 2021	Jun. 28, 2021	Apr. 16, 2021	Dec. 14, 2020	Jun. 28, 2020	Jan. 26, 2020	Jun. 28, 2019	Apr. 18, 2019	Jan. 26, 2019	Jan. 26, 2018	Jan. 14, 2018	Dec. 31, 2021	Dec. 31, 2021 item	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 € / shares	Dec. 31, 2021 shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€) € / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of new shares issued upon vesting																		87,500
AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised/Vesting																	(517,550)
Share based payment expense | €														€ 1,231			€ 920	€ 1,180
Bonus share award plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Beginning balance												29,100					556,050	418,900
Issued												589,000						283,500
Exercised/Vesting												(29,100)					(517,550)	(87,500)
Forfeited												(18,000)					(9,400)	(58,850)
Outstanding, Ending balance												571,000	571,000				29,100	556,050
Number of awards forfeited as a result of voluntary departures																		45,600
Bonus share award plans | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of total potential new shares																		283,500
AGA 2017-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros) | € / shares																		€ 7.35
Outstanding, Beginning balance																		77,500
Issued								77,500
Exercised/Vesting																		(77,500)
AGA 2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros) | € / shares																		€ 5.76
Outstanding, Beginning balance																		10,000
Issued									10,000
Exercised/Vesting																		(10,000)
AGA 2018-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros) | € / shares																	€ 5.76	€ 5.76
Outstanding, Beginning balance																	63,300	65,700
Exercised/Vesting						(63,300)				(63,300)							(63,300)
Forfeited																		(2,400)
Outstanding, Ending balance																		63,300
Number of awards forfeited as a result of voluntary departures																		2,400
AGA 2018-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros) | € / shares																	€ 6.28	€ 6.28
Outstanding, Beginning balance																	227,250	265,700
Exercised/Vesting				(227,250)							(227,250)						(227,250)
Forfeited																		(38,450)
Outstanding, Ending balance																		227,250
Number of awards forfeited as part of the redundancy plan																		10,850
Number of awards forfeited refused by an employee																		2,400
Number of awards forfeited as a result of voluntary departures																		25,200
AGA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros) | € / shares															€ 2.00		€ 2.00	€ 2.00
Outstanding, Beginning balance												29,100					37,500
Issued												37,500						37,500
Exercised/Vesting		(29,100)					(29,100)					(29,100)
Forfeited												(18,000)					(8,400)
Outstanding, Ending balance																	29,100	37,500
Number of new shares issued upon vesting																29,100
AGA 2019-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros) | € / shares																	€ 2.00	€ 2.00
Outstanding, Beginning balance																	228,000
Issued																		246,000
Exercised/Vesting					(227,000)		(227,000)										(227,000)
Forfeited																	(1,000)	(18,000)
Outstanding, Ending balance																		228,000
Number of awards forfeited as a result of voluntary departures																		18,000
AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	123,000		466,000									466,000
AGA 2021 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of total potential new shares																589,000
AGA 2021-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros) | € / shares															11.30
Issued												466,000
Forfeited												(18,000)
Outstanding, Ending balance												448,000
AGA 2021-bis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros) | € / shares															€ 12.20
Issued												123,000
Outstanding, Ending balance												123,000